As filed with the Securities and Exchange Commission on August 31, 2020

File No. 033-05033

File No. 811-04642

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT

Under the SECURITIES ACT OF 1933

Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 87	☒

and/or

REGISTRATION STATEMENT

 Under the INVESTMENT COMPANY ACT OF 1940

Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 89	☒

(Check appropriate box or boxes)

Virtus Variable Insurance Trust

(Exact Name of Registrant as Specified in Charter)

Area Code and Telephone Number: (800) 367-5877

One Financial Plaza

Hartford, Connecticut 06103

(Address of Principal Executive Offices)

Jennifer S. Fromm, Esq.

Vice President and Senior Counsel

Virtus Investment Partners, Inc.

One Financial Plaza

Hartford, Connecticut 06103

(Name and Address of Agent for Service)

Copies of All Correspondence to:

David C. Mahaffey, Esq.

Sullivan & Worcester LLP

1666 K Street, N.W.

Washington, D.C. 20006

It is proposed that this filing will become effective (check appropriate box):

☒	immediately upon filing pursuant to paragraph (b)
☐	on _____________ pursuant to paragraph (b) of Rule 485
☐	60 days after filing pursuant to paragraph (a)(1)
☐	on or at such later date as the Commission shall order pursuant to paragraph (a)(2)
☐	75 days after filing pursuant to paragraph (a)(2)

☐	on _____________ pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

☐	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

This Post-Effective Amendment consists of the following:

1.	Facing Sheet of the Registration Statement
2.	This Explanatory Note
3.	Statutory prospectus for the Virtus KAR Equity Income Series
4.	Amendment to the Statement of Additional Information, dated April 30, 2020, as supplemented, which contains disclosure changes for Virtus KAR Equity Income Series which will become effective on August 31, 2020.
5.	Part C
6.	Signature Page

This Post-Effective Amendment No. 87 is being filed for the sole purpose of incorporating certain disclosure changes into the Summary and Statutory Prospectuses for Virtus KAR Equity Income Series (f/k/a Virtus Rampart Enhanced Core Equity Series) and the Statement of Additional Information for Virtus Variable Insurance Trust. But for the supplemental disclosure filed herewith, the multi-fund Virtus Variable Insurance Trust Statutory Prospectus included in Part A and the Statement of Additional Information included in Part B of Registrant’s Post-Effective Amendment No. 84 to its registration statement filed on April 22, 2020, effective April 30, 2020, and supplemented on June 18 and June 19, 2020, which are incorporated by reference herein, are unchanged.

PROSPECTUS
VIRTUS VARIABLE INSURANCE TRUST

August 31, 2020
Virtus KAR Equity Income Series
The Prospectus describes the Virtus KAR Equity Income Series (the “Series”), which is available as an underlying investment through a variable life insurance policy or a variable annuity contract (a “variable contract”). For information about your variable contract, including information about insurance-related expenses, see the prospectus for your variable contract.
The Securities and Exchange Commission has not approved or disapproved of these securities or determined if this prospectus is truthful or complete. Any representation to the contrary is a criminal offense. Please carefully consider the investment objectives, risks, charges and expenses of the Series before investing. For this and other information about any Virtus Variable Insurance Trust series, call 800-367-5877 or visit virtus.com for a prospectus. Read it carefully before you invest.

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, you may no longer receive paper copies of the Series’ shareholder reports from your insurance company unless you specifically request paper copies from the insurance company. If your insurance company elects to use this method of delivery, the shareholder reports will be made available on a website, and the insurance company will notify you by mail each time a report is posted and provide you with a website link to access the report. Instructions for requesting paper copies will be provided by your insurance company. If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action.
You may elect to receive shareholder reports and other communications from the insurance company electronically by following the instructions provided by the insurance company.
You may elect to receive all future shareholder reports in paper free of charge from the insurance company. (Please note that the Series will incur additional expenses when printing and mailing any paper shareholder reports, and Series expenses pass indirectly to all shareholders.) You can do so by contacting the insurance company. Your election to receive reports in paper likely will apply to all of the funds available in your insurance product, but you should ask your insurance company whether this is the case.

Not FDIC Insured • No Bank Guarantee • May Lose Value

Virtus KAR Equity Income Series

Virtus KAR Equity Income Series

Fund Summary
Investment Objective
The Series has investment objectives of capital appreciation and current income.
Fees and Expenses
The following table describes the fees and expenses you may pay if you buy and hold shares of the Virtus KAR Equity Income Series. The table does not include any fees or sales charges imposed under the variable contracts for which the Series is an investment option. If they were included, your costs would be higher.
Shareholder Fees (fees paid directly from your investment)	Class A
Shareholder Fees	Non	e
Annual Series Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	Class A
Management Fees	0.70%
Distribution and/or Service (12b-1) Fees	0.25%
Other Expenses	0.18%
Acquired Fund Fees and Expenses	0.01%
Total Annual Series Operating Expenses (a)	1.14%
Less: Expense Reimbursement(b)	(0.15)%
Total Annual Series Operating Expenses After Expense Reimbursement (a)(b)	0.99%

(a)
The Total Annual Series Operating Expenses do not correlate to the ratio of expenses to average net assets appearing in the Financial Highlights tables, which tables reflect only the operating expenses of the Series and do not include acquired fund fees and expenses.

(b)
The Series’ investment adviser has contractually agreed to limit the Series’ total annual operating expenses (excluding certain expenses, such as front-end sales charges, taxes, leverage and borrowing expenses (such as commitment, amendment and renewal expenses on credit or redemption facilities), interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, unusual or infrequently occurring expenses (such as litigation), acquired fund fees and expenses, and dividend expenses, if any) so that such expenses do not exceed 0.98% through April 30, 2022. Following the contractual period, the adviser may discontinue these expense reimbursement arrangements at any time. Under certain conditions, the adviser may recapture operating expenses reimbursed under these arrangements for a period of three years after the date on which it was incurred or waived by Virtus.

Example
This example is intended to help you compare the cost of investing in the Series with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Series for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that the Series’ total operating expenses remain the same and that the expense reimbursement arrangement remains in place for the contractual period. The example does not reflect variable contract fees and charges, and if it did, the costs shown would be higher. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
	1 Year	3 Years	5 Years	10 Years
Class A	$101	$347	$613	$1,373
Portfolio Turnover
The Series pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in Annual Series Operating Expenses or in the Example, affect the Series’ performance. During the most recent fiscal year, the Series’ portfolio turnover rate was 27% of the average value of its portfolio.
Principal Investment Strategies
The Series invests in a diversified portfolio of primarily high-quality, dividend-paying U.S. companies. The investment strategy emphasizes companies the subadviser believes to have a durable competitive advantage, strong management and low financial risk and to be able to grow over market cycles. The Series typically invests in the securities of medium to large capitalization companies, but it is not limited to investing in the securities of companies of any particular size.
Virtus KAR Equity Income Series1

Under normal circumstances, the Series invests at least 80% of its assets in dividend paying equity securities. Generally, the Series invests in approximately 25 to 50 securities at any given time.
Principal Risks
The Series may not achieve its objective(s), and it is not intended to be a complete investment program. The value of the Series’ investments that supports your share value may decrease. If between the time you purchase shares and the time you sell shares the value of the Series’ investments decreases, you will lose money. Investment values can decrease for a number of reasons. Conditions affecting the overall economy, specific industries or companies in which the Series invests can be worse than expected, and investments may fail to perform as the subadviser expects. As a result, the value of your shares may decrease. Purchase and redemption activities by separate accounts of participating insurance companies may impact the management of the Series and its ability to achieve its investment objective(s). The principal risks of investing in the Series are:
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Equity Securities Risk.  The value of the stocks held by the Series may be negatively affected by the financial market, industries in which the fund invests, or issuer-specific events. Focus on a particular style or in small or medium-sized companies may enhance that risk.

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Limited Number of Investments Risk.  Because the Series may have a limited number of securities, it may be more susceptible to factors adversely affecting its securities than a Series with a greater number of securities.

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Large Market Capitalization Companies Risk.  The value of investments in larger companies may not rise as much as smaller companies, or larger companies may be unable to respond quickly to competitive challenges, such as changes in technology and consumer tastes.

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Market Volatility Risk.  The value of the securities in the Series may go up or down in response to the prospects of individual companies and/or general economic conditions. Price changes may be short- or long-term. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issue, recessions, or other events could have a significant impact on the Series and its investments, including hampering the ability of the Series’ portfolio manager(s) to invest the Series assets as intended.

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Redemption Risk.  One or more large shareholders or groups of shareholders may redeem their holdings in the Series, resulting in an adverse impact on remaining shareholders in the Series by causing the Series to take actions it would not otherwise have taken.

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Small and Medium Market Capitalization Companies Risk.  The Series’ investments in small and medium market capitalization companies may increase the volatility and risk of loss to the Series, as compared with investments in larger, more established companies.

Performance
The following bar chart and table provide some indication of the risks of investing in the Series. The bar chart shows changes in the Series’ performance from year to year over a 10-year period. The table shows how the Series’ average annual returns compare to those of a broad-based securities market index. The Series’ past performance is not necessarily an indication of how the Series will perform in the future. The current subadviser commenced providing services for the fund in September 2020 and therefore the returns shown in the table for periods prior to that date reflect the performance of other investment professionals. The Series’ returns in the chart and table do not reflect the deduction of any separate account or variable contract charges. The returns would have been less than those shown if such charges were deducted.
2Virtus KAR Equity Income Series

Calendar Year Annual Total Returns for Class A Shares
Best Quarter:	1Q/2012:	14.78%	Worst Quarter:	3Q/2011:	-17.47%	Year to date (3/31/20):	-21.22%
Average Annual Total Returns (for the periods ended 12/31/19)	1 Year	5 Years	10 Years
Class A	28.67%	6.56%	9.72%
MSCI U.S. High Dividend Yield Index (net) (does not reflect fees or expenses)	21.26%	9.78%	12.65%
S&P 500® Index (does not reflect fees or expenses)	31.49%	11.70%	13.56%
As of September 1, 2020 the benchmark to which performance of the Series is compared is the MSCI USA High Dividend Yield Index (net) replacing the Series’ previous primary benchmark, the S&P 500® Index. The Series’ new subadviser believes the MSCI USA High Dividend Yield Index (net) better reflects the markets and securities in which the Series will be invested than the Series’ previous benchmark. The MSCI USA High Dividend Yield Index (net) is designed to reflect the performance of equities in the parent index (excluding REITs) with higher dividend income and quality characteristics than average dividend yields that are both sustainable and persistent. The index also applies quality screens and reviews 12-month past performance to omit stocks with potentially deteriorating fundamentals that could force them to cut or reduce dividends. The index is calculated on a total-return basis with dividends reinvested. The index is unmanaged and not available for direct investment.
Management
The Adviser and Subadviser
Virtus Investment Advisers, Inc. (“VIA”) is the investment adviser to the Series.
Kayne Anderson Rudnick Investment Management, LLC (“KAR”), an affiliate of VIA, is the subadviser to the Series (since September 2020).
Portfolio Manager
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Richard Sherry, CFA,  Senior Research Analyst at KAR. Mr. Sherry has served as a Portfolio Manager of the fund since September 2020.

Purchase and Sale of Series Shares
The Series does not offer its shares to the general public. The Series currently offers shares only to the separate accounts of participating insurance companies. Virtus Variable Insurance Trust (the “Trust”), of which the Series is a separate investment portfolio, has entered into an agreement with the insurance company sponsor of each separate account (participation agreement) setting forth the terms and conditions pursuant to which the insurance company will purchase and redeem shares of the Series. For information concerning the purchase of units of the separate accounts, see the variable contract prospectus.
Tax Information
Since the separate accounts are the only shareholders of the Series, no discussion is included herein as to the federal income tax consequences at the shareholder level. For information concerning the federal income tax consequences to the purchasers of variable contracts, see the variable contract prospectus which describes the particular separate account and variable contract.
Payments to Insurance Companies and Other Financial Intermediaries
Series shares are generally available only through intermediaries, i.e., the separate accounts. The Series (and/or its related companies) may pay the insurance companies (and/or their related companies) for distribution and/or other
Virtus KAR Equity Income Series3

services; some of the payments may, in turn, go to broker-dealers and other financial intermediaries. For example, the Series may make payments for sub-transfer agency services to one or more of the insurance companies. Such payments may create a conflict of interest for an intermediary by influencing the intermediary’s investment recommendations, or be a factor in the insurance company’s decision to include the Series as an underlying investment option in a variable contract. Ask your salesperson or review your variable contract prospectus for more information.
More About Principal Investment Strategies

The Series invests in dividend paying equity securities of U.S. companies. The Series typically invests in the securities of medium to large capitalization companies, but it is not limited to investing in the securities of companies of any particular size. Under normal circumstances, the Series invests at least 80% of its assets in dividend paying equity securities. The Series’ policy of investing 80% of its assets in dividend paying equity securities may be changed only upon 60 days’ written notice to shareholders.
The subadviser believes that owning a focused yet economically diversified portfolio of high quality companies will achieve attractive long-term risk-adjusted investment returns. The subadviser defines “high quality” as a qualitative business characteristic that enables a company to resist competitive forces and thereby produce high and enduring profitability. The subadviser applies thorough fundamental analysis to evaluate a company’s competitive attributes in order to identify high quality companies for the Series’ portfolio. Generally, the Series invests in approximately 25 to 50 securities at any given time.
The subadviser’s sell discipline seeks to dispose of holdings that, among other things, are the subject of negative developments individually or as an industry, or as necessary to provide funding to upgrade and improve portfolio holdings or meet diversification requirements.
The Series’ investment objective is non-fundamental, which means it may be changed without shareholder approval.
Temporary Defensive Strategy: During periods of adverse market conditions, the Series may take temporary defensive positions that are inconsistent with its principal investment strategies by holding all or part of its assets in cash or short-term money market instruments including obligations of the U.S. Government, high-quality commercial paper, certificates of deposit, bankers acceptances, bank interest-bearing demand accounts, and repurchase agreements secured by U.S. Government securities. When this allocation happens, the Series may not achieve its objectives.
Please see “More About Principal Risks” for information about the risks of investing in the Series. Please refer to “Additional Risks Associated with Investment Techniques and Series Operations” for other investment techniques of the Series.
More About Principal Risks

The Series’ investments are subject generally to market risk and the risk of selecting underperforming securities and asset classes, which may adversely affect the Series and lead to loss of principal.
Equity Securities
Generally, prices of equity securities are more volatile than those of fixed income securities. The prices of equity securities will rise and fall in response to a number of different factors. In particular, equity securities will respond to events that affect entire financial markets or industries (such as changes in inflation or consumer demand) and to events that affect particular issuers (such as news about the success or failure of a new product). Equity securities also are subject to “stock market risk,” meaning that stock prices in general may decline over short or extended periods of time. When the value of the stocks held by the Series goes down, the value of the Series’ shares will be affected.
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Large Market Capitalization Companies Risk. The value of investments in larger companies may not rise as much as smaller companies, or larger companies may be unable to respond quickly to competitive challenges, such as changes in technology and consumer tastes.

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Small and Medium Market Capitalization Companies Risk. Small and medium-sized companies often have narrower markets, fewer products or services to offer, and more limited managerial and financial resources than

4Virtus KAR Equity Income Series

larger, more established companies. As a result, the performance of small and medium-sized companies may be more volatile, and they may face a greater risk of business failure, which could increase the volatility and risk of loss to the Series.
Limited Number of Investments
Because the Series invests in a limited number of securities, the Series’ portfolio will be more susceptible to factors adversely affecting issuers of securities in the Series’ portfolio than would a series holding a greater number of securities.
Market Volatility
The value of the securities in which the Series invests may go up or down in response to the prospects of individual companies and/or general economic conditions. Price changes may be temporary or may last for extended periods.
Instability in the financial markets has exposed the Series to greater market and liquidity risk and potential difficulty in valuing portfolio instruments that it holds. In response to financial markets that experienced extreme volatility, and in some cases a lack of liquidity, the US Government has taken a number of unprecedented actions, including acquiring distressed assets from financial institutions and acquiring ownership interests in those institutions. The implications of government ownership and disposition of these assets are unclear. Additional legislation or government regulation may also change the way in which the Series itself is regulated, which could limit or preclude the Series’ ability to achieve its investment objective. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issue, recessions, or other events could have a significant impact on the Series and its investments, hampering the ability of the Series’ portfolio manager(s) to invest the Series’ assets as intended.
Redemption
The redemption by one or more large variable contract owners of their holdings in the Series could have an adverse impact on the remaining variable contract owners in the Series by, for example, accelerating the realization of capital gains and/or increasing the Series’ transaction costs.
Management of the Series

The Adviser
VIA has served as the investment adviser to the Series since November 2010. VIA, located at One Financial Plaza, Hartford, CT 06103, acts as the investment adviser for over 40 mutual funds and as adviser to institutional clients. As of June 30, 2020, VIA had approximately $32.1 billion in assets under management. VIA has acted as an investment adviser for over 80 years and is an indirect wholly-owned subsidiary of Virtus Investment Partners, Inc., a publicly traded multi-manager asset management business.
Pursuant to the Investment Advisory Agreement with the Series and subject to the direction of the Trust’s Board of Trustees, VIA is responsible for managing the Series’ investment program in conformity with the stated policies of the Series as described in this prospectus. VIA, with the approval of the Trust’s Board of Trustees, has selected KAR, an affiliate of VIA, to serve as subadviser and perform the day-to-day portfolio management of the Series. KAR, subject to the supervision of VIA, is responsible for deciding which securities to purchase and sell for the Series and for placing the Series’ transactions.
The Series pays VIA an investment management fee that is accrued daily against the value of the Series’ net assets at the following annual rate:
1st $250 million	$250+ million through $500 million	Over $500 million
0.70%	0.65%	0.60%
For its last fiscal year, the Series paid advisory fees at the rate of 0.70% of its average net assets.
The Trust has entered into an expense limitation agreement with VIA whereby VIA has agreed to reimburse the Series for expenses necessary or appropriate for the operation of the Series (excluding certain expenses, such as front-end sales charges, taxes, leverage and borrowing expenses (such as commitment, amendment and renewal expenses on credit or redemption facilities), interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, unusual or infrequently occurring expenses (such as litigation), acquired fund fees and expenses, and dividend expenses, if any) to the extent that such expenses exceed 0.98% of the Series’ average net assets. This
Virtus KAR Equity Income Series5

expense limitation agreement is in place through April 30, 2022. After April 30, 2022, VIA may discontinue this expense reimbursement arrangement at any time. Under certain conditions, VIA may recapture operating expenses reimbursed under an expense reimbursement arrangement for a period of three years after the date on which it was incurred or waived by Virtus.
VIA serves as a manager of managers of the Series. In this capacity, VIA: (i) sets the Series’ overall investment strategies; (ii) evaluates, selects, and recommends to the Board one or more subadvisers needed to manage all or part of the assets of the Series; (iii) monitors and evaluates the subadvisers’ investment programs and results as well as the performance of the subadvisers relative to the applicable benchmark indexes; and (iv) reviews the Series’ compliance with its investment objectives, policies and restrictions.
The Trust and VIA have received shareholder approval to rely on an exemptive order from the Securities and Exchange Commission (“SEC”) that permits VIA, subject to certain conditions and without the approval of shareholders to: (a) select both unaffiliated subadvisers and certain wholly owned affiliated subadvisers to manage all or a portion of the assets of a Series, and enter into subadvisory agreements with such subadvisers; (b) materially amend subadvisory agreements with such subadvisers; and (c) continue the employment of an existing subadviser on the same subadvisory agreement terms where an agreement has been assigned because of a change in control of the subadviser. In such circumstances, shareholders would receive notice of such action, including, if applicable, instructions regarding how to obtain the information concerning the new subadviser that normally is provided in a proxy statement.
The Subadviser
KAR, an affiliate of VIA, is located at 1800 Avenue of the Stars, 2nd Floor, Los Angeles, CA 90067. KAR acts as subadviser to mutual funds and as investment adviser to institutions and individuals. KAR has subadvised the Virtus KAR Equity Income Series since September 2020. As of June 30, 2020, KAR had approximately $37.0 billion in assets under management.
From its investment advisory fee, VIA, and not the Series, pays KAR for its subadvisory services at the rate of 50% of the net advisory fee.
Board of Trustees’ Approval of Investment Advisory and Subadvisory Agreements
The Trust’s semiannual report to shareholders for the period ended June 30, 2020 contains a discussion regarding the basis for the Trust’s Board of Trustees’ approval of the investment advisory and investment subadvisory agreements for the Series.
Portfolio Management
Richard Sherry, CFA manages the investments of the Series (since September 2020) and is primarily responsible for the day-to-day management of the Series’ investments.
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Mr. Sherry  is a Portfolio Manager for large-capitalization portfolios and a Senior Research Analyst at KAR. Before joining KAR in 1995, Mr. Sherry was an operations/marketing supervisor at Pilgrim Asset Management. He has approximately 25 years of investment industry experience.

The statement of additional information (“SAI”) provides additional information about the portfolio manager’s compensation, other accounts managed by the portfolio manager and the portfolio manager’s ownership of securities in the Series.
Additional Risks Associated with Investment Techniques and Series Operations

Information about the Series’ principal investment strategies and risks appears in the Fund Summary section and the sections entitled “More About Principal Investment Strategies” and “More About Principal Risks” above. The information below describes other investment strategies that the Series may use that are not principal strategies and the risks of those strategies, arranged in alphabetical order, as well as other operational risks. Further descriptions of these investment strategies and practices can be found in the SAI.
The greater an investment in a particular asset class by the Series, the greater the impact to the Series of the risks related to the class.
6Virtus KAR Equity Income Series

Cybersecurity
With the increased use of technologies such as the Internet to conduct business, the Series have become potentially more susceptible to operational and information security risks through breaches in cybersecurity. In general, a breach in cybersecurity can result from either a deliberate attack or an unintentional event. Cybersecurity breaches may involve, among other things, infection by computer viruses or other malicious software code or unauthorized access to the digital information systems, networks or devices of the Series or their service providers (including, but not limited to, the Series’ investment adviser, transfer agent, custodian, administrators and other financial intermediaries) through “hacking” or other means, in each case for the purpose of misappropriating assets or sensitive information (including, for example, personal shareholder information), corrupting data or causing operational disruption or failures in the physical infrastructure or operating systems that support the Series. Any such cybersecurity breaches or losses of service may cause the Series to lose proprietary information, suffer data corruption or lose operational capacity, which, in turn, could cause the Series to incur regulatory penalties, reputational damage, additional compliance costs associated with corrective measures, and/or financial loss. While the Series and their service providers have established business continuity plans and risk management systems designed to prevent or reduce the impact of cybersecurity attacks, there are inherent limitations in such plans and systems due in part to the ever-changing nature of technology and cybersecurity attack tactics, and there is a possibility that certain risks have not been adequately identified or prepared for. Cybersecurity risks may also impact issuers of securities in which the Series invest, which may cause the Series’ investments in such issuers to lose value.
Exchange-Traded Funds (“ETFs”)
ETFs invest in a portfolio of securities designed to track a particular market segment or index. The risks associated with investing in ETFs generally reflect the risks of owning shares of the underlying securities the ETF is designed to track, although lack of liquidity in an ETF could result in its value being more volatile than the underlying portfolio of securities. Assets invested in ETFs incur a layering of expenses, including operating costs and advisory fees that Series shareholders indirectly bear; such expenses may exceed the expenses the Series would incur if it invested directly in the underlying portfolio of securities the ETF is designed to track. Shares of ETFs trade on a securities exchange and may trade at, above, or below their net asset value.
Operational
An investment in the Series, like any mutual fund, can involve operational risks arising from factors such as processing errors, human errors, inadequate or failed internal or external processes, failures in systems and technology, changes in personnel and errors caused by third-party service providers. The occurrence of any of these failures, errors or breaches could result in a loss of information, regulatory scrutiny, reputational damage or other events, any of which could have a material adverse effect on the Series. While the Series seeks to minimize such events through controls and oversight, there may still be failures that could cause losses to the Series.
Securities Lending
The Series may loan portfolio securities with a value up to one-third of its total assets to increase its investment returns. If the borrower is unwilling or unable to return the borrowed securities when due, the lending Series can suffer losses. In addition, there is a risk of delay in receiving additional collateral or in the recovery of the securities, and a risk of loss of rights in the collateral, in the event that the borrower fails financially. There is also a risk that the value of the investment of the collateral could decline, causing a loss to the Series.
Short-Term Investments
Short-term investments include money market instruments, repurchase agreements, certificates of deposit, bankers’ acceptances and other short-term instruments that are not U.S. Government securities. These securities generally present less risk than many other investments, but they are generally subject to credit risk and may be subject to other risks as well.
Virtus KAR Equity Income Series7

Distribution Plan

The Trust, on behalf of each series of the Trust, including Class A Shares of the Virtus KAR Equity Income Series, has adopted a plan pursuant to Rule 12b-1 under the Investment Company Act of 1940 (the “Distribution Plan”). The Trust has entered into an Underwriting Agreement relating to the Distribution Plan with VP Distributors, LLC (the “Distributor”) located at One Financial Plaza, Hartford, CT 06103. The Distributor is an affiliate of the adviser, and serves as principal underwriter for the Trust. The Distribution Plan permits the use of Series assets to help finance the distribution of the shares of the Series.
Under the Distribution Plan, the Trust, on behalf of each Series, is permitted to pay to the Distributor (who may in turn pay other service providers) up to a total of 0.25% of the average daily net assets of Class A of the Series, as payment for services rendered in connection with the distribution of shares. Because these fees are paid out of Series assets on an ongoing basis, over time these costs will increase the cost of your investment and may cost you more than other types of sales charges.
More About the Trust and the Series

Organization of the Trust
The Trust was organized as a Massachusetts business trust on February 18, 1986. It was subsequently reorganized into a Delaware statutory trust on February 14, 2011. The Trust currently consists of eight series of which the Series is one. The Trust’s business and affairs are managed by its Board of Trustees.
Shares of Beneficial Interest
Shares (including fractional shares) of the Series have equal rights with regard to voting, redemptions, dividends, distributions and liquidations with respect to the Series. All voting rights of the separate accounts as shareholders are passed through to the variable contract owners. Shareholders of all series of the Trust currently vote on the election of Trustees and other matters. On matters affecting an individual series such as the Series (such as approval of an advisory or subadvisory agreement or a change in fundamental investment policies), a separate vote of that series is required. On matters affecting an individual class (such as approval of matters relating to a Distribution Plan for a particular class of shares), a separate vote of that class is required. The Trust is not required to hold annual shareholder meetings.
Series shares attributable to any insurance company assets and Series shares for which no timely instructions from variable contract owners are received will be voted by the appropriate insurance company in the same proportion as those shares for which instructions are received.
The assets received by the Trust for the issue or sale of shares of the Series, and all income, earnings, profits and proceeds thereof, subject only to the rights of creditors, are allocated to the Series, and constitute the underlying assets of the Series. The underlying assets of the Series are required to be segregated on the books of account, and are to be charged with the expenses of the Series and with a share of the general expenses of the Trust. Any general expenses of the Trust not readily identifiable as belonging to a particular series shall be allocated by or under the direction of the Trustees in such manner as the Trustees determine to be fair and equitable.
Taxes
The Trust intends for the Series to qualify as a regulated investment company (“RIC”) by satisfying the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”), including requirements with respect to diversification of assets, distribution of income, and sources of income. In general, a series that qualifies as a RIC will be relieved of federal income tax on its net investment income and net capital gains distributed to its shareholders. In addition, the Trust intends for the Series to comply with the investment diversification requirements for variable contracts contained in the Code. Moreover, the Trust intends to distribute sufficient net investment income and net capital gains of the Series to avoid imposition of any federal excise tax.
Accordingly, the Trust intends that, at the close of each quarter of the taxable year, (i) not more than 25% of the market value of the Series’ total assets will be invested in the securities of a single issuer and (ii) with respect to 50% of the market value of the Series’ total assets, not more than 5% of the market value of the Series’ total assets will be invested in the securities of a single issuer and the Series will not own more than 10% of the outstanding voting securities of a single issuer.
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Actual and deemed distributions of ordinary income and net capital gains generally are taxable to the Series’ shareholders, which in this case are the separate accounts. Because the sole shareholders of the Series will be the separate accounts, no discussion is included in this prospectus as to the federal income tax consequences at the shareholder level. For information concerning the federal income tax consequences to purchasers of the variable contracts, please see the variable contract prospectuses.
Disruptive Trading and Market Timing
As an investment vehicle for variable contracts, which are designed as long-term investments, the Series is not appropriate for “market timing” or other trading strategies that entail rapid or frequent investment and trading. Frequent purchases, redemptions and transfers, transfers into and then out of the Series in a short period of time, and transfers of large amounts at one time may be indicative of market timing and otherwise disruptive trading (“Disruptive Trading”), which can have risks and harmful effects for other investors. These risks and harmful effects include:
•
dilution of the interests of long-term investors, if market timers or others transfer into the Series at prices that are below the true value or exchange out of the Series at prices that are higher than the true value;

•
an adverse effect on portfolio management, such as causing the Series to maintain a higher level of cash than would otherwise be the case, or causing the Series to liquidate investments prematurely; and

•
increased brokerage and administrative expenses.

Funds that invest primarily in international securities may be more susceptible to pricing arbitrage opportunities because of time zone differences between the closing of international and domestic markets. Funds that invest primarily in small and mid-cap securities may be more susceptible to arbitrage opportunities because of the less liquid nature of small and mid-cap securities. In addition, funds that hold significant investments in high yield bonds may also be susceptible to market timing because high yield bonds are often thinly traded so that their market prices may not accurately reflect current market developments. To the extent that the Series invests in these types of securities, it may be more susceptible to the risks of Disruptive Trading.
In order to attempt to protect Trust investors, the Trust’s Board of Trustees has adopted market timing policies reasonably designed to discourage Disruptive Trading. The Trust reserves the right to amend these policies at any time without prior notice. Because the record owners of the Series are the insurance companies and not the variable contract owners, the Trust is not ordinarily in a position to monitor for or uncover Disruptive Trading by variable contract owners. Therefore, under the Trust’s policies, the Trust delegates to each insurance company the duty to establish and maintain policies and procedures designed to detect, monitor and deter (including, without limitation, by rejecting specific purchase orders) investors (or their agents) whose purchase and redemption activity follows a Disruptive Trading pattern, and to take such other actions as the insurance company may deem necessary to discourage or reduce Disruptive Trading activities. An insurance company may only modify such policies and procedures if it provides reasonable notice to the Trust and the Trust’s Chief Compliance Officer. Please see your variable contract prospectus for information relating to applicable restrictions on purchases or transfers through your variable contract.
The Trust may also take certain actions to stop Disruptive Trading, including imposing redemption fees for the Series and ceasing sales of additional shares of the Series to a separate account through which variable contract owners are engaging in Disruptive Trading. Because the Trust reserves discretion in applying these policies, they may not be applied uniformly. In addition, the Trust, as required under SEC regulations, has entered into an agreement with each insurance company under which the insurance companies have agreed to provide the Trust or its designee with information about variable contract owner transactions in the Series upon request.
Although the Trust will endeavor to ensure that each insurance company can and does identify and deter Disruptive Trading by its variable contract owners, the Trust cannot control their efforts or guarantee their success at deterrence. In addition, the Trust cannot guarantee that monitoring by the insurance companies and the Trust will be 100% successful in detecting all Disruptive Trading activity. Consequently, there is a risk that some investors could engage in Disruptive Trading while others will bear the effects of their Disruptive Trading activities.
Portfolio Holdings
A description of the Trust’s policies and procedures with respect to the disclosure of the Series’ portfolio securities is available in the SAI.
Virtus KAR Equity Income Series9

Investing in the Series

Shares of the Series are not available to the public directly. You may invest in the Series by buying a variable accumulation annuity contract or a variable universal life insurance policy from an insurance company and directing the allocation of the net purchase payment(s) to the investment option corresponding to the Series. The appropriate insurance company will, in turn, invest payments in shares of the Series as the investor directs at the net asset value next determined.
The Series offers only Class A Shares.
Sales Charge and Surrender Charges
The Series does not assess any sales charge, either when it sells or when it redeems securities. The sales charges that may be assessed under the variable contracts or policies are described in the variable contract prospectuses, as are other charges.
Determination of Net Asset Value
The Series calculates a share price for each class of its shares. The share price (net asset value or “NAV”) for each class is based on the net assets of the Series and the number of outstanding shares of that class. In general, each Series calculates a share price for each class by:
•
adding the values of all securities and other assets of the Series;

•
subtracting liabilities; and

•
dividing the result by the total number of outstanding shares of that class.

Assets: Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded, or, if no closing price is available, at the last bid price. Shares of other investment companies are valued at such companies’ NAVs. Debt instruments, including restricted securities, are valued based on evaluated quotations received from independent pricing services or from dealers who make markets in such securities. Other assets, such as accrued interest, accrued dividends and cash are also included in determining a fund’s NAV. As required, some securities and assets are valued at fair value as determined in good faith by, or under the direction of, the Board of Trustees.
Liabilities: Accrued liabilities for class-specific expenses (if any), distribution fees, service fees and other liabilities are deducted from the assets of each class. Accrued expenses and liabilities that are not class-specific (such as management fees) are allocated to each class in proportion to each class’s net assets except where an alternative allocation can be more appropriately made.
Net Asset Value (“NAV”): The liabilities allocated to a class are deducted from the proportionate interest of such class in the assets of the applicable Series. The resulting amount for each class is then divided by the number of shares outstanding of that class to produce each class’s NAV per share.
The NAV per share of each class of the Series is determined as of the close of regular trading (generally 4:00 PM Eastern Time) on days when the New York Stock Exchange (“NYSE”) is open for trading. The Series will not calculate its NAV per share class on days when the NYSE is closed for trading. If the Series (or underlying fund, as applicable) holds securities that are traded on foreign exchanges that trade on weekends or other holidays when the Series does not price its shares, the NAV of the Series’ shares may change on days when shareholders will not be able to purchase or redeem the Series’ shares.
Fair Valuation
If market quotations are not readily available or available prices are not reliable, the Series determines a “fair value” for an investment according to policies and procedures approved by the Board of Trustees. The types of assets for which such pricing might be required include: (i) securities whose trading has been suspended; (ii) securities where the trading market is unusually thin or trades have been infrequent; (iii) debt instruments that have recently gone into default and for which there is no current market quotation; (iv) a security whose market price is not available from an independent pricing source and for which otherwise reliable quotes are not available; (v) securities of an issuer that has entered into a restructuring; (vi) a security whose price as provided by any pricing source does not, in the opinion of the adviser/subadviser, reflect the security’s market value; (vii) foreign securities subject to trading collars for which no or limited trading takes place; (viii) securities where the market quotations are not readily available as a result of “significant” events; and (ix) securities whose principal exchange or trading market is closed for an entire business day
10Virtus KAR Equity Income Series

on which the Series needs to determine its NAV. This list is not inclusive of all situations that may require a security to be fair valued, nor is it intended to be conclusive in determining whether a specific event requires fair valuation.
The value of any portfolio security held by the Series for which market quotations are not readily available shall be determined in good faith and in a manner that assesses the security’s “fair value” on the valuation date (i.e., the amount that the Series might reasonably expect to receive for the security upon its current sale), based on a consideration of all available facts and all available information, including, but not limited to, the following: (i) the fundamental analytical data relating to the investment; (ii) the value of other relevant financial instruments, including derivative securities, traded on other markets or among dealers; (iii) an evaluation of the forces which influence the market in which these securities are purchased and sold (e.g., the existence of merger proposals or tender offers that might affect the value of the security); (iv) the type of the security; (v) the size of the holding; (vi) the initial cost of the security; (vii) trading volumes on markets, exchanges or among broker-dealers; (viii) price quotes from dealers and/or pricing services; (ix) values of baskets of securities traded on other markets, exchanges, or among dealers; (x) changes in interest rates; (xi) information obtained from the issuer, analysts, other financial institutions and/or the appropriate stock exchange (for exchange traded securities); (xii) an analysis of the company’s financial statements; (xiii) government (domestic or foreign) actions or pronouncements (xiv) recent news about the security or issuer; (xv) whether two or more dealers with whom the adviser/subadviser regularly effects trades are willing to purchase or sell the security at comparable prices; and (xvi) other news events or relevant matters.
Certain non-U.S. securities may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that non-U.S. markets close (where the security is principally traded) and the time that a Series calculates its NAV (generally, at the close of regular trading on the NYSE (generally 4 p.m. Eastern time) that may impact the value of securities traded in these non-U.S. markets. In such cases, the Series fair value non-U.S. securities using an independent pricing service which considers the correlation of the trading patterns of the non-U.S. security to the intraday trading in the U.S. markets for investments such as ADRs, financial futures, ETFs, and certain indexes, as well as prices for similar securities. Because the frequency of significant events is not predictable, fair valuation of certain non-U.S. common stocks may occur on a frequent basis.
The value of a security, as determined using the Series’ fair valuation procedures, may not reflect such security’s market value.
Redemptions
The Series will redeem any shares presented for redemption by the insurance companies holding such shares. Your insurance company’s policies on when and whether to redeem Series shares are described in your variable accumulation annuity contract prospectus or variable universal life insurance policy. The Series expects to meet redemption requests, both under normal circumstances and during periods of stressed market conditions, by using cash, by selling portfolio assets to generate cash, or by borrowing funds under a line of credit, subject to availability of capacity in such line of credit.
Virtus KAR Equity Income Series11

Financial Highlights

The financial highlights table provided below is intended to help you understand the Series’ financial performance for the past five years. Certain information reflects financial results for a single share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Series (assuming reinvestment of all dividends and distributions). These figures do not include the imposition of separate account fees or expenses. If such fees or expenses were reflected, performance would be lower. This information has been audited by PricewaterhouseCoopers LLP, the independent registered public accounting firm for the Series. Their report and the Series’ financial statements are included in the Series’ annual report to shareholders and incorporated by reference in the SAI.
Virtus KAR Equity Income Series—Class A Shares
	1/1/19 to 12/31/19	1/1/18 to 12/31/18	1/1/17 to 12/31/17	1/1/16 to 12/31/16	1/1/15 to 12/31/15
Net Asset Value, Beginning of Period	$10.34	12.00	11.97	13.67	16.91
Net Investment Income (Loss)(1)	0.12	0.11	0.12	0.25	0.13
Net Realized and Unrealized Gain (Loss)	2.84	(1.65)	2.58	1.01	(1.55)
Total from Investment Operations	2.96	(1.54)	2.70	1.26	(1.42)
Dividends from Net Investment Income	(0.15)	(0.12)	(0.21)	(0.18)	(0.14)
Distributions from Net Realized Gains	—	—	(2.39)	(2.78)	(1.68)
Return of Capital	—	—	(0.07)	—	—
Total Distributions	(0.15)	(0.12)	(2.67)	(2.96)	(1.82)
Change in Net Asset Value	2.81	(1.66)	0.03	(1.70)	(3.24)
Net Asset Value, End of Period	$13.15	10.34	12.00	11.97	13.67
Total Return(2)	28.67%	(12.86)	22.96	9.41(5)	(8.91)
Net Assets, End of Period (in thousands)	$97,185	85,845	111,386	104,587	109,913
Ratio of Net Operating Expenses to Average Net Assets(3)	0.98%	0.98	0.98	0.99(4)(5)	0.99(4)
Ratio of Gross Operating Expenses to Average Net Assets (before waivers and reimbursements)(3)	1.13%	1.14	1.16	1.20	1.23
Ratio of Net Investment Income to Average Net Assets	1.00%	0.97	0.96	1.41(5)	0.83
Portfolio Turnover Rate	27%	26	241	241(6)	94
Footnote Legend:
(1)
Computed using average shares outstanding.

(2)
The total return does not include the expenses associated with the annuity or life insurance policy through which you invest.

(3)
The Series will also indirectly bear their prorated share of expenses of any underlying funds in which it invests. Such expenses are not included in the calculation of this ratio.

(4)
Net expense ratios include proxy expenses.

(5)
State Street Bank & Trust, custodian for the Series through January 29, 2010, reimbursed the Series for out-of-pocket custody expenses overbilled for the period 1998 through January 29, 2010. Custody fees reimbursed were excluded from the Ratio of Net Expenses to Average Net Assets and Ratio of Net Investment Income (Loss) to Average Net Assets. If included the impact would have been to lower the Ratio of Net Expenses to Average Net Assets and increase the Ratio of Net Investment Income (Loss) to Average Net Assets by 0.46%. Custody fees reimbursed were included in Total Return. If excluded the impact would have been to lower the Total Return by 0.44%.

(6)
The increase in the portfolio turnover rate is due to a change in the subadviser associated with a strategy change on the Series.

12Virtus KAR Equity Income Series

One Financial Plaza
Hartford, CT 06103
ADDITIONAL INFORMATION
You can find more information about the Series in the following documents:
Annual and Semiannual Reports
Annual and semiannual reports contain more information about the Series’ investments. The annual report discusses the market conditions and investment strategies that significantly affected the Series’ performance during the last fiscal year.
Statement of Additional Information (SAI)
The SAI contains more detailed information about the Series. It is incorporated by reference and is legally part of the prospectus.
To obtain free copies of these documents, you can download copies at virtus.com or you can request copies by calling us toll-free at 800-367-5877. You can also call this number to request other information about the Series or to make shareholder inquiries.
Information about the Series (including the SAI) can be reviewed and copied at the Securities and Exchange Commission’s (SEC) Public Reference Room in Washington, DC. For information about the operation of the Public Reference Room, call 202-551-8090. This information is also available on the SEC’s Internet site at www.sec.gov. You may also obtain copies upon payment of a duplicating fee by writing the Public Reference Section of the SEC, Washington, DC 20549-6009 or by electronic request at publicinfo@sec.gov.
Virtus Variable Insurance Trust (VVIT)
Investment Company Act File No. 811-04642	8-20
8503

Virtus Rampart Enhanced Core Equity Series (the “Series”),

a series of Virtus Variable Insurance Trust

Amendment dated August 31, 2020, to the

Statement of Additional Information (“SAI”) for Virtus Variable Insurance Trust

dated April 30, 2020, as supplemented

As approved by the Board of Trustees of Virtus Variable Insurance Trust, effective September 1, 2020, Kayne Anderson Rudnick Investment Management, LLC (“KAR”), will manage the Series and Rampart Investment Management Company LLC (“Rampart”) will be removed as subadviser. Accordingly, all references to Rampart as subadviser to the Series, Michael Davis, Brendan R. Finneran, Robert F. Hofeman Jr., and Warun Kumar as portfolio managers, will be removed from the Series’ SAI. Virtus Investment Advisers, Inc. (“VIA”) will continue to serve as the Series’ investment adviser.

Additionally, effective August 31, 2020, Virtus Rampart Enhanced Core Equity Series’ name will change to Virtus KAR Equity Income Series and all references in the Series’ SAI to the Series’ former name will be deemed changed to Virtus KAR Equity Income Series.

Additional disclosure changes resulting from the subadviser change are described below.

In the “Glossary” beginning on page 3, the entry for KAR will be revised as shown below:

KAR

Kayne Anderson Rudnick Investment Management LLC, subadviser to the

KAR Capital Growth Series, KAR Equity Income Series, KAR Small-Cap Growth Series, KAR Small-Cap Value Series and the Strategic Allocation Series (equity portion)

Also in the “Glossary,” the entry labeled “Rampart Enhanced Core Equity Fund” will be deleted and the following entry will be added:

KAR Equity Income Series	Virtus KAR Equity Income Series

Under “More Information about Series Investment Strategies and Related Risks,” in the subsection “Borrowing” on page 51, the disclosure about the Series in the right-hand column will be deleted, and in the subsection “Warrants or Rights to Purchase Securities” on page 59, the reference to the Series in the right-hand column will be deleted.

Under “Investment Limitations,” in the subsection “Non-Fundamental Investment Limitations” beginning on page 62, the disclosure about the Series will be deleted.

Under “Proxy Voting Policies” beginning on page 78, the disclosure for the Series describing Rampart’s proxy voting policies will be deleted. Additionally, the heading above the disclosure describing KAR’s proxy voting policies will be revised to include the Series.

In the “Investment Advisory Agreement and Expense Limitation Agreement” section, the paragraph above the Expense Cap table beginning on page 83 will be replaced with the following:

VIA has contractually agreed to reimburse expenses of the Series (except KAR Equity Income Series, f/k/a Rampart Enhanced Core Equity Series) until at least April 30, 2021, to the extent that total operating expenses (excluding certain expenses, such as front-end sales charges, taxes, leverage and borrowing expenses (such as commitment, amendment and renewal expenses on credit or redemption facilities), interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, unusual or infrequently occurring expenses (such as litigation), acquired fund fees and expenses, and dividend expenses, if any) exceed the maximum total operating expenses of the Series’ average net assets (the “expense caps”) listed in the chart below. VIA has contractually agreed to reimburse expenses of the KAR Equity Income Series until at least April 30, 2022.

Under “Subadvisers and Subadvisory Agreements” beginning on page 84, the disclosure describing Rampart will be deleted and the heading for KAR will be amended to include the Series. The entry in the table with respect to the Series will read as follows:

Series	Subadvisory Fee
KAR Equity Income Series	50% of the net advisory fee

Under “Portfolio Managers” on page 90, the table listing the portfolio managers will be revised by replacing the row for the Series with the following:

Series	Portfolio Manager(s)
KAR Equity Income Series	Richard Sherry

Under “Other Accounts Managed (No Performance-Based Fees)” beginning on page 90, the following information will be added for Mr. Sherry, and a footnote added as shown below:

	Registered Investment Companies		Other Pooled Investment Vehicles (PIVs)		Other Accounts
Portfolio Manager	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets
Richard Sherry**	1	$33.3 million	0	N/A	706	$568 million

** Information shown as of June 30, 2020.

Under “Portfolio Manager Series Ownership” beginning on page 92, the information will be added for Mr. Sherry, and a footnote added as shown below:

Portfolio Manager	Fund	Dollar Range of Equity Securities Beneficially Owned in Series Managed	Dollar Range of Financial Exposure Through Similar Strategies	Total Ownership/ Financial Exposure
Richard Sherry**	KAR Equity Income Series	None	$100,001 - $500,000	$100,001 - $500,000

** Information shown as of June 30, 2020.

All other disclosure concerning the Series, including fees and expenses, remains unchanged from the SAI dated April 30, 2020.

VVIT 8500B SAI/ECEKARSeriesChanges (8/2020)

VIRTUS VARIABLE INSURANCE TRUST

PART C — OTHER INFORMATION

Item 28.	Exhibits

(a)	Agreement and Declaration of Trust

1.	Agreement and Declaration of Trust of Virtus Variable Insurance Trust (“Registrant” or “VVIT”) (establishing the Delaware statutory trust into which the Registrant reorganized effective February 14, 2011), dated January 3, 2011, filed via EDGAR (as Exhibit a.26) with Post-Effective Amendment No. 62 (File No. 033-05033) on February 14, 2011, and incorporated herein by reference.

2.	First Amendment to the Agreement and Declaration of Trust of the Registrant, dated November 17, 2016, filed via EDGAR (as Exhibit a.2) with Post-Effective Amendment No. 78 (File No. 033-05033) on April 25, 2017, and incorporated herein by reference.

3.	Second Amendment to the Agreement and Declaration of Trust of Registrant, dated June 2, 2017, filed via EDGAR (as Exhibit a.3) with Post-Effective Amendment No. 80 (File No. 033-05033) on April 23, 2018, and incorporated herein by reference.

(b)	Bylaws of Virtus Variable Insurance Trust, adopted January 3, 2011, filed via EDGAR (as Exhibit b) with Post-Effective Amendment No. 62 (File No. 033-05033) on February 14, 2011, and incorporated herein by reference.

(c)	See Articles III and V of the Agreement and Declaration of Trust; and Article II of the Bylaws.

(d)	Investment Advisory Contracts.

1.	Investment Advisory Agreement between Registrant and Virtus Investment Advisers, Inc. (“VIA”), dated November 5, 2010, on behalf of Virtus KAR Capital Growth Series (f/k/a Virtus Capital Growth Series), Virtus SGA International Growth Series (f/k/a Virtus Duff & Phelps International Series), Virtus Newfleet Multi-Sector Intermediate Bond Series (f/k/a Virtus Multi-Sector Fixed Income Series), Virtus Duff & Phelps Real Estate Securities Series (f/k/a Virtus Real Estate Securities Series), Virtus KAR Small-Cap Growth Series (f/k/a Virtus Small-Cap Growth Series), Virtus KAR Small-Cap Value Series (f/k/a/ Virtus Small-Cap Value Series) and Virtus Strategic Allocation Series, filed via EDGAR (as Exhibit d.1) with Post-Effective Amendment No. 61 to the Registration Statement (File No. 033-05033) on December 1, 2010, and incorporated herein by reference.

a)	First Amendment to Investment Advisory Agreement between Registrant and VIA, effective as of February 14, 2011, on behalf of Virtus Premium AlphaSector Series (later known as Virtus Equity Trend Series; since liquidated), filed via EDGAR (as Exhibit d.1.a) with Post-Effective Amendment No. 66 to the Registration Statement (File No. 033-05033) on April 24, 2012, and incorporated herein by reference.

b)	Second Amendment to Investment Advisory Agreement between Registrant and VIA, effective as of January 1, 2014, filed via EDGAR (as Exhibit d.1.b) with Post-Effective Amendment No. 72 (File No. 033-05033) on April 28, 2014, and incorporated herein by reference.

c)	Third Amendment to Investment Advisory Agreement between Registrant and VIA, effective as of May 14, 2015, filed via EDGAR (as Exhibit d.1.c) with Post-Effective Amendment No. 76 (File No. 033-05033) on April 20, 2016, and incorporated herein by reference.

d)	Fourth Amendment to Investment Advisory Agreement between Registrant and VIA, effective as of September 7, 2016, filed via EDGAR (as Exhibit d.1.d) with Post-Effective Amendment No. 78 (File No. 033-05033) on April 25, 2017, and incorporated herein by reference.

e)	*Fifth Amendment to Investment Advisory Agreement between Registrant and VIA, effective as of September 1, 2020, filed via EDGAR (as Exhibit d.1.e) herewith.

2.	Subadvisory Agreement among Registrant, Newfleet Asset Management, LLC (“Newfleet”) and VIA, dated June 17, 2011, on behalf of Virtus Newfleet Multi-Sector Intermediate Bond Series and Virtus Strategic Allocation Series, filed via EDGAR (as Exhibit d.2.a) with Post-Effective Amendment No. 66 (File No. 033-05033) on April 24, 2012, and incorporated herein by reference.

a)	First Amendment to Subadvisory Agreement among Registrant, Newfleet and VIA, effective as of January 1, 2014, filed via EDGAR (as Exhibit d.2.a) with Post-Effective Amendment No. 72 (File No. 033-05033) on April 28, 2014, and incorporated herein by reference.

3.	Subadvisory Agreement among Registrant, Duff & Phelps Investment Management Co. (“DPIM”) and VIA, dated November 5, 2010, on behalf of Virtus Duff & Phelps Real Estate Securities Series, filed via EDGAR (as Exhibit d.5) with Post-Effective Amendment No. 61 (File No. 033-05033) on December 1, 2010, and incorporated herein by reference.

a)	First Amendment to Subadvisory Agreement among Registrant, DPIM and VIA, dated January 1, 2014, filed via EDGAR (as Exhibit d.5.a) with Post-Effective Amendment No. 72 (File No. 033-05033) on April 28, 2014, and incorporated herein by reference.

4.	Subadvisory Agreement among Registrant, VIA and Sustainable Growth Advisers, LP (“SGA”) dated August 1, 2019, on behalf of Virtus SGA International Growth Series, filed via EDGAR (as Exhibit d.4) with Post-Effective Amendment No. 84 (File No. 033-05033) on April 22, 2020, and incorporated herein by reference.

5.	Subadvisory Agreement among Registrant, Kayne Anderson Rudnick Investment Management, LLC (“KAR”) and VIA, dated November 5, 2010, on behalf of Virtus KAR Small-Cap Growth Series and Virtus KAR Small-Cap Value Series, filed via EDGAR (as Exhibit d.6) with Post-Effective Amendment No. 61 (File No. 033-05033) on December 1, 2010, and incorporated herein by reference.

a)	First Amendment to Subadvisory Agreement among Registrant, KAR and VIA, dated September 30, 2011, on behalf of Virtus KAR Capital Growth Series, filed via EDGAR (as Exhibit d.6.a) with Post-Effective Amendment No. 70 to the Registration Statement (File No. 033-05033) on April 30, 2013, and incorporated herein by reference.

b)	Second Amendment to Subadvisory Agreement among Registrant, KAR and VIA, dated January 1, 2015, on behalf of Virtus KAR Small-Cap Growth Series, Virtus KAR Small-Cap Value Series and Virtus KAR Capital Growth Series, filed via EDGAR (as Exhibit d.6.b) with Post-Effective Amendment No. 74 (File No. 033-05033) on April 29, 2015, and incorporated herein by reference.

6.	Subadvisory Agreement among Registrant, VIA and KAR dated November 2, 2016, on behalf of Virtus Strategic Allocation Series, filed via EDGAR (as Exhibit d.7) with Post-Effective Amendment No. 78 (File No. 033-05033) on April 25, 2017, and incorporated herein by reference.

a)	First Amendment to Subadvisory Agreement among Registrant, KAR and VIA, dated June 4, 2019, on behalf of Virtus Strategic Allocation Series, filed via EDGAR (as Exhibit d.6.a.) with Post-Effective Amendment No. 84 (File No. 033-05033) on April 22, 2020, and incorporated herein by reference.

7.	*Subadvisory Agreement among Registrant, VIA and KAR dated September 1, 2020, on behalf of Virtus KAR Equity Income Series, filed via EDGAR (as Exhibit d.7) herewith.

(e)	Underwriting Contracts

1.	Underwriting Agreement between Registrant and VP Distributors, Inc. (now known as VP Distributors, LLC, “VP Distributors”), dated November 5, 2010, filed via EDGAR (as Exhibit e.1) with Post-Effective Amendment No. 61 (File No. 033-05033) on December 1, 2010, and incorporated herein by reference.

a)	Amendment to Underwriting Agreement between Registrant and VP Distributors, effective as of February 14, 2011, filed via EDGAR (as Exhibit e.1.a) with Post-Effective Amendment No. 66 (File No. 033-05033) on April 24, 2012, and incorporated herein by reference.

2.	Distribution and Administrative Services Agreement among VIA, VP Distributors, Phoenix Life Insurance Company, PHL Variable Insurance Company and Phoenix Life and Annuity Company and 1851 Securities, Inc., effective as of November 5, 2010, filed via EDGAR (as Exhibit e.2) with Post-Effective Amendment No. 61 (File No. 033-05033) on December 1, 2010, and incorporated herein by reference.

a)	Amendment to Distribution and Administrative Services Agreement among VIA, VP Distributors, Phoenix Life Insurance Company, PHL Variable Insurance Company and Phoenix Life and Annuity Company and 1851 Securities, Inc., effective as of January 1, 2013, filed via EDGAR (as Exhibit e.2.a) with Post-Effective Amendment No. 72 (File No. 033-05033) on April 28, 2014, and incorporated herein by reference.

3.	Marketing and Administrative Services Agreement between VP Distributors and Jefferson National Life Insurance Company, dated November 2011, filed via EDGAR (as Exhibit e.3) with Post-Effective Amendment No. 66 (File No. 033-05033) on April 24, 2012, and incorporated herein by reference.

4.	Marketing and Administrative Services Agreement between VP Distributors and Symetra Life Insurance Company, effective as of April 25, 2013, filed via EDGAR (as Exhibit e.4) with Post-Effective Amendment No. 72 (File No. 033-05033) on April 28, 2014, and incorporated herein by reference.

a)	Amendment to Marketing and Administrative Services Agreement by and between VP Distributors, Symetra Life Insurance Company and Symetra Securities, Inc., effective as of July 1, 2013, filed via EDGAR (as Exhibit e.4.a) with Post-Effective Amendment No. 72 (File No. 033-05033) on April 28, 2014, and incorporated herein by reference.

5.	Marketing and Administrative Services Agreement between VP Distributors and The Guardian Insurance & Annuity Company, Inc., effective as of May 23, 2013, filed via EDGAR (as Exhibit e.5) with Post-Effective Amendment No. 72 (File No. 033-05033) on April 28, 2014, and incorporated herein by reference.

6.	Marketing and Administrative Services Agreement between VP Distributors and Security Benefit Life Insurance Company, effective as of April 5, 2013, filed via EDGAR (as Exhibit e.6) with Post-Effective Amendment No. 80 (File No. 033-05033) on April 23, 2018, and incorporated herein by reference.

7.	Marketing and Administrative Services Agreement between VP Distributors and First Security Benefit Life Insurance and Annuity Company of New York, effective as of April 5, 2013, filed via EDGAR (as Exhibit e.7) with Post-Effective Amendment No. 80 (File No. 033-05033) on April 23, 2018, and incorporated herein by reference.

8.	Marketing and Administrative Services Agreement between VP Distributors and Lincoln Life & Annuity Company of New York, dated as of May 8, 2014, filed via EDGAR (as Exhibit e.8) with Post-Effective Amendment No. 80 (File No. 033-05033) on April 23, 2018, and incorporated herein by reference.

9.	Marketing and Administrative Services Agreement between VP Distributors and Lincoln National Life Insurance Company, dated as of May 8, 2014, filed via EDGAR (as Exhibit e.9) with Post-Effective Amendment No. 80 (File No. 033-05033) on April 23, 2018, and incorporated herein by reference.

10.	Administrative Service Agreement between VP Distributors and Nationwide Financial Services, Inc., effective as of October 1, 2018, filed via EDGAR (as Exhibit e.10) with Post-Effective Amendment No. 84 (File No. 033-05033) on April 30, 2019, and incorporated herein by reference.

(f)	Amended and Restated Deferred Compensation Program, effective January 1, 2020, filed via EDGAR (as Exhibit f) with Virtus Post-Effective Amendment No. 109 to Virtus Opportunities Trust’s (“VOT”) Registration Statement (File No. 033-65137) on January 22, 2020, and incorporated herein by reference.

(g)	Custodian Agreement.

1.	Custody Agreement between Virtus Alternative Solutions Trust (“VAST”) and The Bank of New York Mellon dated March 21, 2014, filed via EDGAR (as Exhibit g.1) with Pre-Effective Amendment No. 3 to VAST’s Registration Statement (File No. 333-191940) on March 28, 2014, and incorporated herein by reference.

a)	Amendment to Custody Agreement between VAST and The Bank of New York Mellon effective May 19, 2015, filed via EDGAR (as Exhibit g.1.b) with Post-Effective Amendment No. 16 to VAST’s Registration Statement (File No. 333-191940) on May 29, 2015, and incorporated herein by reference.

b)	Amendment to Custody Agreement between VAST and The Bank of New York Mellon dated as of September 1, 2015, filed via EDGAR (as Exhibit g.1.c) with Post-Effective Amendment No. 24 to VAST’s Registration Statement (File No. 333-191940) on February 26, 2016, and incorporated herein by reference.

c)	Joinder Agreement and Amendment to Custody Agreement between VAST, Virtus Equity Trust (“VET”) and VOT (VET and VOT collectively, “Virtus Mutual Funds”), Registrant, Virtus Asset Trust (“VAT”), Virtus Retirement Trust (“VRT”; formerly known as Virtus Institutional Trust) and The Bank of New York Mellon dated September 11, 2017, filed via EDGAR (as Exhibit g.1.d) with Post-Effective Amendment No. 114 to VET’s Registration Statement (File No. 002-16590) on December 21, 2017, and incorporated herein by reference.

d)	Amendment to Custody Agreement between VAST, Virtus Mutual Funds, VAT, VRT and Registrant and The Bank of New York Mellon dated as of December 1, 2018, filed via EDGAR (as Exhibit 9(e)) to VET’s Form N-14 (File No. 333-228766) on December 12, 2018, and incorporated herein by reference.

e)	Form of Amendment to Custody Agreement between VAST, Virtus Mutual Funds, VAT and Registrant and The Bank of New York Mellon dated as of March 8, 2019, filed via EDGAR (as Exhibit g.1.e) with Post-Effective Amendment No. 84 on April 30, 2019, and incorporated herein by reference.

f)	Amendment to Custody Agreement between VAST, Virtus Mutual Funds, VRT, VAT, VVIT and The Bank of New York Mellon dated as of May 22, 2019, filed via EDGAR (as Exhibit g.1.f) with Post-Effective Amendment No. 123 to VET’s Registration Statement (File No. 002-16590) on June 12, 2019, and incorporated herein by reference.

g)	Amendment to Custody Agreement between VAST, Virtus Mutual Funds, VRT, VAT, VVIT and The Bank of New York Mellon dated as of September 1, 2019, filed via EDGAR (as Exhibit g.1.g) with Post-Effective Amendment No. 105 to VOT’s Registration Statement (File No. 033-65137) on September 30, 2019, and incorporated herein by reference.

h)	Amendment to Custody Agreement between VAST, Virtus Mutual Funds, VRT, VAT, VVIT and The Bank of New York Mellon dated as of November 18, 2019, filed via EDGAR (as Exhibit g.1.h) with Post-Effective Amendment No. 109 to VOT’s Registration Statement (File No. 033-65137) on January 22, 2020, and incorporated herein by reference.

i)	Amendment to Custody Agreement between VAST, Virtus Mutual Funds, VRT, VAT, VVIT and The Bank of New York Mellon dated as of [_____] [__], 2020, to be filed by amendment.

2.	Foreign Custody Manager Agreement between VAST and The Bank of New York Mellon filed via EDGAR (as Exhibit g.2) with Pre-Effective Amendment No. 4 to VAST’s Registration Statement (File No. 333-191940) on April 4, 2014, and incorporated herein by reference.

a)	Amendment to Foreign Custody Manager Agreement between VAST and The Bank of New York Mellon dated as of August 19, 2014, filed via EDGAR (as Exhibit g.2.a) with Post-Effective Amendment No. 4 to VAST’s Registration Statement (File No. 333-191940) on September 8, 2014, and incorporated herein by reference.

b)	Amendment to Foreign Custody Manager Agreement between VAST and The Bank of New York Mellon dated as of May 19, 2015, filed via EDGAR (as Exhibit g.2.b) with Post-Effective Amendment No. 16 to VAST’s Registration Statement (File No. 333-191940) on May 29, 2015, and incorporated herein by reference.

c)	Amendment to Foreign Custody Manager Agreement between VAST and The Bank of New York Mellon dated as of September 1, 2015, filed via EDGAR (as Exhibit g.2.c) with Post-Effective Amendment No. 24 to VAST’s Registration Statement (File No. 333-191940) on February 26, 2016, and incorporated herein by reference.

d)	Joinder Agreement and Amendment to Foreign Custody Manager Agreement between VAST, Registrant, Virtus Mutual Funds, VAT, VRT and The Bank of New York Mellon dated as of December 1, 2018, filed via EDGAR (as Exhibit 9(j)) to VET’s Form N-14 (File No. 333-228766) on December 12, 2018, and incorporated herein by reference.

e)	Form of Amendment to Foreign Custody Manager Agreement between VAST, Virtus Mutual Funds, VAT, VRT, VVIT and The Bank of New York Mellon dated as of March 8, 2019, filed via EDGAR (as Exhibit g.2.e) with Post-Effective Amendment No. 82 to VVIT’s Registration Statement (File No. 033-05033) on April 22, 2019, and incorporated herein by reference.

f)	Amendment to Foreign Custody Manager Agreement between VAST, Virtus Mutual Funds, VAT, VRT, VVIT and The Bank of New York Mellon dated as of May 22, 2019, filed via EDGAR (as Exhibit g.2.f) with Post-Effective Amendment No. 123 to VET’s Registration Statement (File No. 002-16590) on June 12, 2019, and incorporated herein by reference.

g)	Amendment to Foreign Custody Manager Agreement between VAST, Virtus Mutual Funds, VAT, VRT, VVIT and The Bank of New York Mellon dated as of September 1, 2019, filed via EDGAR (as Exhibit g.2.g) with Post-Effective Amendment No. 105 to VOT’s Registration Statement (File No. 033-65137) on September 30, 2019, and incorporated herein by reference.

h)	Amendment to Foreign Custody Manager Agreement between VAST, Virtus Mutual Funds, VAT, VRT, VVIT and The Bank of New York Mellon dated as of November 18, 2019, filed via EDGAR (as Exhibit g.2.h) with Post-Effective Amendment No. 109 to VOT’s Registration Statement (File No. 033-65137) on January 22, 2020, and incorporated herein by reference.

i)	Amendment to Foreign Custody Manager Agreement between VAST, Virtus Mutual Funds, VAT, VRT VVIT and The Bank of New York Mellon dated as of [_____] [__], 2020, to be filed by amendment.

(h)	Other Material Contracts.

1.	Transfer Agency Services Agreement between Registrant and BNY Mellon Investment Servicing (US) Inc. (formerly, PNC Global Investment Servicing (U.S.) Inc.) (“BNY Mellon”), dated November 1, 2008, filed via EDGAR (as Exhibit h.1) with Post-Effective Amendment No. 57 (File No. 033-05033) on April 30, 2009, and incorporated herein by reference.

a)	First Amendment to Transfer Agency Services Agreement between Registrant and BNY Mellon, effective as of February 14, 2011, filed via EDGAR (as Exhibit h.1.a) with Post-Effective Amendment No. 66 (File No. 033-05033) on April 24, 2012, and incorporated herein by reference.

2.	Corrected Amended and Restated Administration Agreement between Registrant and Virtus Fund Services, LLC (“Virtus Fund Services”), effective as of January 1, 2014, filed via EDGAR (as Exhibit h.2) with Post-Effective Amendment No. 84 (File No 033-05033) on April 30, 2019, and incorporated herein by reference.

a)	First Amendment to Amended and Restated Administration Agreement between Registrant and Virtus Fund Services, effective as of December 1, 2016, filed via EDGAR (as Exhibit h.2.a) with Post-Effective Amendment No. 78 (File No. 033-05033) on April 25, 2017, and incorporated herein by reference.

3.	Sub-Administration and Accounting Services Agreement among Virtus Mutual Funds, VRT, VP Distributors (since assigned to Virtus Fund Services) and BNY Mellon, effective as of January 1, 2010, filed via EDGAR (as Exhibit h.5) with Post-Effective Amendment No. 50 to VIT’s Registration Statement (File No. 033-64915) on February 25, 2010, and incorporated herein by reference.

a)	First Amendment to Sub-Administration and Accounting Services Agreement among Virtus Mutual Funds, VRT, VP Distributors (since assigned to Virtus Fund Services) and BNY Mellon, effective as of June 30, 2010, filed via EDGAR (as Exhibit h.13) with Post-Effective Amendment No. 52 to VIT’s Registration Statement (File No. 033-64915) on April 28, 2011, and incorporated herein by reference.

b)	Second Amendment to Sub-Administration and Accounting Services Agreement among Virtus Mutual Funds, VRT, VP Distributors (since assigned to Virtus Fund Services) and BNY Mellon, effective as of September 14, 2010, filed via EDGAR (as Exhibit h.14) with Post-Effective Amendment No. 52 to VIT’s Registration Statement (File No. 033-64915) on April 28, 2011, and incorporated herein by reference.

c)	Third Amendment to Sub-Administration and Accounting Services Agreement among Virtus Mutual Funds, VRT, VP Distributors (since assigned to Virtus Fund Services) and BNY Mellon, effective as of March 15, 2011, filed via EDGAR (as Exhibit h.15) with Post-Effective Amendment No. 52 to VIT’s Registration Statement (File No. 033-64915) on April 28, 2011, and incorporated herein by reference.

d)	Fourth Amendment to Sub-Administration and Accounting Services Agreement among Virtus Mutual Funds, VRT, VP Distributors (since assigned to Virtus Fund Services) and BNY Mellon, effective as of August 28, 2012, filed via EDGAR (as Exhibit h.4.d) with Post-Effective Amendment No. 56 to VIT’s Registration Statement (File No. 033-64915) on April 29, 2013, and incorporated herein by reference.

e)	Fifth Amendment to Sub-Administration and Accounting Services Agreement among Virtus Mutual Funds, VP Distributors (since assigned to Virtus Fund Services) and BNY Mellon, effective as of December 18, 2012, filed via EDGAR (as Exhibit h.4.e) with Post-Effective Amendment No. 56 to VIT’s Registration Statement (File No. 033-64915) on April 29, 2013, and incorporated herein by reference.

f)	Sixth Amendment to Sub-Administration and Accounting Services Agreement among Virtus Mutual Funds Virtus Fund Services and BNY Mellon, effective as of June 10, 2013, filed via EDGAR (as Exhibit h.4.f) with Post-Effective Amendment No. 64 to VOT’s Registration Statement (File No. 033-65137) on June 10, 2013, and incorporated herein by reference.

g)	Seventh Amendment to Sub-Administration and Accounting Services Agreement among Virtus Mutual Funds, Virtus Fund Services and BNY Mellon, effective as of December 18, 2013, filed via EDGAR (as Exhibit h.4.g) with Post-Effective Amendment No. 70 to VOT’s Registration Statement (File No. 033-65137) on January 27, 2014, and incorporated herein by reference.

h)	Joinder Agreement and Amendment to Sub-Administration and Accounting Services Agreement among Registrant, Virtus Mutual Funds, VAST, VATS Offshore Fund, Ltd. (“VATS”), Virtus Fund Services and BNY Mellon, effective as of February 24, 2014, filed via EDGAR (as Exhibit h.4.h) with Pre-Effective Amendment No. 3 (File No. 333-191940) to VAST’s Registration Statement on March 28, 2014, and incorporated herein by reference.

i)	Joinder Agreement to Sub-Administration and Accounting Services Agreement among Registrant, Virtus Mutual Funds, VRT, VAST, VATS, Virtus Fund Services and BNY Mellon, effective as of December 10, 2015, filed via EDGAR (as Exhibit h.4.i) with Post-Effective Amendment No. 35 to VRT’s Registration Statement (File No. 033-80057) on January 8, 2016, and incorporated herein by reference.

j)	Amendment to Sub-Administration and Accounting Services Agreement among Registrant, Virtus Mutual Funds, VRT, VAST, VATS, Virtus Fund Services and BNY Mellon dated July 27, 2016, filed via EDGAR (as Exhibit h.4.j) with Post-Effective Amendment No. 31 to VAST’s Registration Statement (File No. 333-191940) on April 10, 2017, and incorporated herein by reference.

k)	Amendment to Sub-Administration and Accounting Services Agreement among Registrant, Virtus Mutual Funds, VRT, Virtus Fund Services and BNY Mellon dated April, 2017, filed via EDGAR (as Exhibit h.4.k) with Post-Effective Amendment No. 112 to VET’s Registration Statement (File No. 002-16590) on July 26, 2017, and incorporated herein by reference.

l)	Joinder Agreement and Amendment to Sub-Administration and Accounting Services Agreement among Registrant, Virtus Mutual Funds, VAST, VAT, VRT, Virtus Fund Services and BNY Mellon dated September 21, 2017, filed via EDGAR (as Exhibit h.4.l) with Post-Effective Amendment No. 114 to VET’s Registration Statement (File No. 002-16590) on December 21, 2017, and incorporated herein by reference.

m)	Form of Amendment to Sub-Administration and Accounting Services Agreement among Registrant, VAST, VAT, Virtus Mutual Funds, VRT, Virtus Fund Services and BNY Mellon dated December 1, 2018, filed via EDGAR (as Exhibit 13(rr)) to VET’s Form N-14 (File No. 333-228766) on December 12, 2018, and incorporated herein by reference.

n)	Amendment to Sub-Administration Agreement and Accounting Services Agreement among Registrant, VAT, Virtus Mutual Funds, Virtus Fund Services and BNY Mellon dated March 8, 2019, filed via EDGAR (as Exhibit h.3.n) with Post-Effective Amendment No. 84 (File No. 033-05033) on April 30, 2019, and incorporated herein by reference.

o)	Amendment to Sub-Administration Agreement and Accounting Services Agreement among Virtus Mutual Funds, VVIT, VRT, VAST, VAT, Virtus Fund Services and BNY Mellon dated May 22, 2019, filed via EDGAR (as Exhibit h.4.o) with Post-Effective Amendment No. 123 to VET’s Registration Statement (File No. 002-16590) on June 12, 2019, and incorporated herein by reference.

p)	Amendment to Sub-Administration and Accounting Services Agreement among Virtus Mutual Funds, VVIT, VRT, VAST, VAT, Virtus Fund Services and BNY Mellon dated September 1, 2019, filed via EDGAR (as Exhibit h.4.p) with Post-Effective Amendment No. 105 to VOT’s Registration Statement (File No. 033-65137) on September 30, 2019, and incorporated herein by reference.

q)	Amendment to Sub-Administration and Accounting Services Agreement among Virtus Mutual Funds, VVIT, VRT, VAST, VAT, Virtus Fund Services and BNY Mellon dated November 18, 2019, filed via EDGAR (as Exhibit h.4.q) with Post-Effective Amendment No. 109 to VOT’s Registration Statement (File No. 033-65137) on January 22, 2020, and incorporated herein by reference.

r)	Amendment to Sub-Administration and Accounting Services Agreement among Virtus Mutual Funds, VVIT, VRT, VAST, VAT, Virtus Fund Services and BNY Mellon dated as of [_____] [__], 2020, to be filed by amendment.

4.	*Thirteenth Amended and Restated Expense Limitation Agreement between Registrant and VIA, effective as of September 1, 2020, filed via EDGAR (as Exhibit h.4) herewith.

5.	Form of Indemnification Agreement with each Trustee of Registrant, effective as of October 24, 2016, filed via EDGAR (as Exhibit h.9) with Post-Effective Amendment No. 92 to VOT’s Registration Statement (File No. 033-65137) on January 20, 2017, and incorporated herein by reference.

a)	Form of Joinder Agreement and Amendment to the Indemnification Agreement with George R. Aylward, Philip R. McLoughlin, Geraldine M. McNamara, James M. Oates, Richard E. Segerson and Ferdinand L.J. Verdonck (since retired), effective as of January 18, 2017, filed via EDGAR (as Exhibit h.7.a) with Post-Effective Amendment No. 26 to VAT’s Registration Statement (File No. 333-08045) on June 22, 2017, and incorporated herein by reference.

b)	Form of Joinder Agreement and Amendment to the Indemnification Agreement with Thomas J. Brown, Donald C. Burke, Roger A. Gelfenbien (since retired), John R. Mallin, and Hassell H. McClellan, effective as of February 27, 2017, filed via EDGAR (as Exhibit h.7.b) with Post-Effective Amendment No. 26 to VAT’s Registration Statement (File No. 333-08045) on June 22, 2017, and incorporated herein by reference.

6.	Form of Indemnification Agreement with Sidney E. Harris and Connie D. McDaniel, effective as of July 17, 2017, filed via EDGAR (as Exhibit h.9) with Post-Effective Amendment No. 112 to VET’s Registration Statement (File No. 002-16590) on July 26, 2017, and incorporated herein by reference.

7.	Form of Indemnification Agreement with R. Keith Walton and Brian T. Zino, effective as of January 1, 2020, filed via EDGAR (as Exhibit h.10) with Post-Effective Amendment No. 109 to VOT’s Registration Statement (File No. 033-65137) on January 22, 2020, and incorporated herein by reference.

8.	Participation Agreement among Registrant, VP Distributors, Phoenix Life Insurance Company, PHL Variable Insurance Company, Phoenix Life and Annuity Company, and 1851 Securities, Inc., dated as of November 5, 2010, filed via EDGAR (as Exhibit h.4) with Post-Effective Amendment No. 61 (File No. 033-05033) on December 1, 2010, and incorporated herein by reference.

9.	Participation Agreement among Registrant, VP Distributors, and Jefferson National Life Insurance Company, dated as of November 2011, filed via EDGAR (as Exhibit h.4) with Post-Effective Amendment No. 66 (File No. 033-05033) on April 24, 2012, and incorporated herein by reference.

10.	Participation Agreement among Registrant, VP Distributors and Security Benefit Life Insurance Company, dated as of April 7, 2013, filed via EDGAR (as Exhibit h.7) with Post-Effective Amendment No. 70 (File No. 033-05033) on April 30, 2013, and incorporated herein by reference.

11.	Participation Agreement among Registrant, VP Distributors and First Security Benefit Life Insurance and Annuity Company of New York, dated as of April 7, 2013, filed via EDGAR (as Exhibit h.8) with Post-Effective Amendment No. 70 (File No. 033-05033) on April 30, 2013, and incorporated herein by reference.

12.	Participation Agreement among Registrant, VP Distributors and Symetra Life Insurance Company, dated as of April 2013, filed via EDGAR (as Exhibit h.9) with Post-Effective Amendment No. 72 (File No. 033-05033) on April 28, 2014, and incorporated herein by reference.

13.	Participation Agreement among Registrant, VP Distributors and The Guardian Insurance & Annuity Company, Inc., dated as of May 23, 2013, filed via EDGAR (as Exhibit h.10) with Post-Effective Amendment No. 72 (File No. 033-05033) on April 28, 2014, and incorporated herein by reference.

14.	Participation Agreement among Registrant, VP Distributors and Lincoln Life & Annuity Company of New York, dated as of April 28, 2014, filed via EDGAR (as Exhibit h.12) with Post-Effective Amendment No. 78 (File No. 033-05033) on April 25, 2017, and incorporated herein by reference.

15.	Participation Agreement among Registrant, VP Distributors and Lincoln National Life Insurance Company, dated as of April 28, 2014, filed via EDGAR (as Exhibit h.13) with Post-Effective Amendment No. 78 (File No. 033-05033) on April 25, 2017, and incorporated herein by reference.

16.	Participation Agreement among Registrant, VP Distributors and Nationwide Financial Services, Inc., dated as of October 1, 2018, filed via EDGAR (as Exhibit h.15) with Post-Effective Amendment No. 84 (File No. 033-05033) on April 30, 2019, and incorporated herein by reference.

(i)	Legal Opinion.

1.	Opinion and Consent of Counsel covering shares of Virtus Variable Insurance Trust, dated February 14, 2011, filed via EDGAR (as Exhibit i) with Post-Effective Amendment No. 62 (File No. 033-05033) on February 14, 2011, and incorporated herein by reference.

2.	*Consent of Sullivan & Worcester LLP, filed via EDGAR (as Exhibit i.2) herewith.

(j)	Other Opinions.

1.	*Consent of PricewaterhouseCoopers LLP, filed via EDGAR (as Exhibit j.1) herewith.

(k)	Not applicable.

(l)	Not applicable.

(m)	Amended and Restated Rule 12b-1 Plan, filed via EDGAR (as Exhibit m) with Post-Effective Amendment No. 80 (File No. 033-05033) on April 23, 2018, and incorporated herein by reference.

(n)	Multi-Class Plan pursuant to Rule 18f-3, filed via EDGAR (as Exhibit n) with Post-Effective Amendment No. 70 (File No. 033-05033) on April 30, 2013, and incorporated herein by reference.

(o)	Reserved.

(p)	Code of Ethics.

1.	Amended and Restated Code of Ethics of the Virtus Funds effective October 2017, filed via EDGAR (as Exhibit p.1) with Post-Effective Amendment No. 114 to VET’s Registration Statement (File No. 002-16590) on December 21, 2017, and incorporated herein by reference.

2.	Amended and Restated Code of Ethics of VIA, VP Distributors and other Virtus Affiliates (including Duff & Phelps, Kayne Anderson Rudnick and Newfleet) effective October 1, 2017, filed via EDGAR (as Exhibit p.2) with Post-Effective Amendment No. 114 to VET’s Registration Statement (File No. 002-16590) on December 21, 2017, and incorporated herein by reference.

3.	Code of Ethics of Sustainable Growth Advisers, LP effective December 6, 2016, filed via EDGAR (as Exhibit p.3) with Post-Effective Amendment No. 123 to VET’s Registration Statement (File No. 002-16590) on June 12, 2019, and incorporated herein by reference.

(q)	Powers of Attorney

1.	Powers of Attorney for Roger A. Gelfenbien (since retired), Eunice S. Groark (since retired), John R. Mallin, Hassell H. McClellan, Philip R. McLoughlin and Thomas J. Brown, Trustees, filed via EDGAR (as Exhibit q) with Post-Effective Amendment No. 64 (File No. 033-05033) on April 21, 2011.

2.	Power of Attorney for Trustee Geraldine M. McNamara, dated June 8, 2015, filed via EDGAR (as Exhibit r) with Post-Effective Amendment No. 76 (File No. 033-05033) on April 20, 2016, and incorporated herein by reference.

3.	Powers of Attorney for Donald C. Burke, James M. Oates, Richard E. Segerson and Ferdinand L. J. Verdonck (since retired), Trustees, dated June 30, 2016, filed via EDGAR (as Exhibit q.3) with Post-Effective Amendment No. 78 (File No. 033-05033) on April 25, 2017, and incorporated herein by reference.

4.	Power of Attorney for Trustees Sidney E. Harris and Connie D. McDaniel dated June 26, 2017, filed via EDGAR (as Exhibit q.4) with Post-Effective Amendment No. 112 to VET’s Registration Statement (File No. 002-16590) on July 26, 2017, and incorporated herein by reference.

5.	Power of Attorney for Trustees R. Keith Walton and Brian T. Zino dated December 12, 2019, filed via EDGAR (as Exhibit q.5) with Post-Effective Amendment No. 108 to VOT’s Registration Statement (File No. 033-65137) on January 14, 2020, and incorporated herein by reference.

Item 29.	Persons Controlled by or Under Common Control with Registrant

None.

Item 30.	Indemnification

The indemnification of Registrant’s principal underwriter against certain losses is provided for in Section 2 of the Underwriting Agreement incorporated herein by reference to Exhibit e.1. Indemnification of Registrant’s Custodian is provided for in Section 9.9, among others, of the Custody Agreement incorporated herein by reference to Exhibit g.1. The indemnification of Registrant’s Transfer Agent is provided for in Section 11 of the Transfer Agency Services Agreement incorporated herein by reference to Exhibit h.1. The Trust has entered into Indemnification Agreements with each trustee, the form of which is incorporated herein by reference to Exhibits h.5, h.5.a, h.5.b, h.6 and h.7 of the Registrant’s Registration Statement, whereby the Registrant shall indemnify the trustee for expenses incurred in any proceeding in connection with the trustee’s service to the Registrant subject to certain limited exceptions.

In addition, Article VII sections 2 and 3 of the Registrant’s Agreement and Declaration of Trust incorporated herein by reference to Exhibit a.1-3, provides in relevant part as follows:

“A Trustee, when acting in such capacity, shall not be personally liable to any Person, other than the Trust or a Shareholder to the extent provided in this Article VII, for any act, omission or obligation of the Trust, of such Trustee or of any other Trustee. The Trustees shall not be responsible or liable in any event for any neglect or wrongdoing of any officer, agent, employee, Manager or Principal Underwriter of the Trust. The Trust (i) may indemnify an agent of the Trust or any Person who is serving or has served at the Trust’s request as an agent of another organization in which the Trust has any interest as a shareholder, creditor or otherwise and (ii) shall indemnify each Person who is, or has been, a Trustee, officer or employee of the Trust and any Person who is serving or has served at the Trust’s request as a director, officer, trustee, or employee of another organization in which the Trust has any interest as a shareholder, creditor or otherwise, in the case of (i) and (ii), to the fullest extent consistent with the 1940 Act and in the manner provided in the By-Laws; provided that such indemnification shall not be available to any of the foregoing Persons in connection with a claim, suit or other proceeding by any such Person against the Trust or a Series (or Class) thereof.

All persons extending credit to, contracting with or having any claim against the Trust or the Trustees shall look only to the assets of the appropriate Series (or Class thereof if the Trustees have included a Class limitation on liability in the agreement with such person as provided below), or, if the Trustees have yet to establish Series, of the Trust for payment under such credit, contract or claim; and neither the Trustees nor the Shareholders, nor any of the Trust’s officers, employees or agents, whether past, present or future, shall be personally liable therefor.

Every note, bond, contract, instrument, certificate or undertaking and every other act or thing whatsoever executed or done by or on behalf of the Trust or the Trustees by any of them in connection with the Trust shall conclusively be deemed to have been executed or done only in or with respect to his or their capacity as Trustee or Trustees, and such Trustee or Trustees shall not be personally liable thereon. …

… A Trustee shall be liable to the Trust and to any Shareholder solely for her or his own willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of the office of Trustee, and shall not be liable for errors of judgment or mistakes of fact or law. The Trustees may take advice of counsel or other experts with respect to the meaning and operation of this Declaration of Trust, and shall be under no liability for any act or omission in accordance with such advice nor for failing to follow such advice.”

In addition, Article III section 7 of such Agreement and Declaration of Trust provides for the indemnification of shareholders of the Registrant as follows: “If any Shareholder or former Shareholder shall be exposed to liability by reason of a claim or demand relating to such Person being or having been a Shareholder, and not because of such Person's acts or omissions, the Shareholder or former Shareholder (or such Person's heirs, executors, administrators, or other legal representatives or in the case of a corporation or other entity, its corporate or other general successor) shall be entitled to be held harmless from and indemnified out of the assets of the Trust against all cost and expense reasonably incurred in connection with such claim or demand, but only out of the assets held with respect to the particular Series of Shares of which such Person is or was a Shareholder and from or in relation to which such liability arose. The Trust may, at its option and shall, upon request by the Shareholder, assume the defense of any claim made against the Shareholder for any act or obligation of the Trust and satisfy any judgment thereon from the assets held with respect to the particular series.”

Article VI Section 2 of the Registrant’s Bylaws incorporated herein by reference to Exhibit b of the Registrant’s Registration Statement, provides in relevant part, subject to certain exceptions and limitations, “every agent shall be indemnified by the Trust to the fullest extent permitted by law against all liabilities and against all expenses reasonably incurred or paid by him or her in connection with any proceeding in which he or she becomes involved as a party or otherwise by virtue of his or her being or having been an agent.” Such indemnification would not apply in the case of any liability to which the Registrant would otherwise be subject by reason of or for willful misfeasance, bad faith, gross negligence or reckless disregard of such person’s duties.

The Investment Advisory Agreement, Subadvisory Agreements, Custody Agreement, Foreign Custody Manager Agreement, Sub-Administration and Accounting Services Agreement and Transfer Agency and Service Agreement, each as amended, respectively provide that the Registrant will indemnify the other party (or parties, as the case may be) to the agreement for certain losses. Similar indemnities to those listed above may appear in other agreements to which the Registrant is a party.

The Registrant, in conjunction with VIA, the Registrant’s Trustees, and other registered investment management companies managed by VIA or its affiliates, maintains insurance on behalf of any person who is or was a Trustee, officer, employee, or agent of the Registrant, or who is or was serving at the request of the Registrant as a trustee, director, officer, employee or agent of another trust or corporation, against any liability asserted against such person and incurred by him or arising out of his position. However, in no event will Registrant maintain insurance to indemnify any such person for any act for which the Registrant itself is not permitted to indemnify him or her.

Insofar as indemnification for liability arising under the Securities Act of 1933, as amended (the “Act”), may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 31.	Business and Other Connections of the Investment Adviser and Subadvisers

See “Management” in the Prospectus and “The Investment Adviser, Subadvisers and Portfolio Managers” and “Management of the Trust” in the Statement of Additional Information for information which is included in this Post-Effective Amendment regarding the business of the Adviser and Subadvisers. For information as to the business, profession, vocation or employment of a substantial nature of the directors and officers of the Adviser and Subadvisers, in the last two years, reference is made to the Adviser’s and each Subadviser’s current Form ADV filed under the Investment Advisers Act of 1940, incorporated herein by reference.

Adviser	SEC File No.:
VIA	801-5995
Duff & Phelps	801-14813
KAR	801-24241
Newfleet	801-51559
SGA	028-11076

Item 32.	Principal Underwriter

VP Distributors also serves as the principal underwriter for the following registrants: Virtus Alternative Solutions Trust, Virtus Asset Trust, Virtus Equity Trust, Virtus Opportunities Trust and Virtus Retirement Trust.

(b)	Directors and executive officers of VP Distributors, One Financial Plaza, Hartford, CT 06103 are as follows:

Name and Principal Business Address	Positions and Offices with Distributor	Positions and Offices with Registrant
George R. Aylward	Executive Vice President	President and Trustee
Kevin J. Carr	Vice President, Counsel and Secretary	Assistant Secretary
Jennifer S. Fromm	Securities Counsel and Assistant Secretary	Vice President, Counsel, Chief Legal Officer and Secretary
Nancy J. Engberg	Senior Vice President and Assistant Secretary	Senior Vice President and Chief Compliance Officer
David Hanley	Senior Vice President and Treasurer	None
Barry Mandinach	President	None
David C. Martin	Vice President and Chief Compliance Officer	Anti-Money Laundering Officer
Francis G. Waltman	Executive Vice President	Executive Vice President

(c)	To the best of the Registrant’s knowledge, no commissions or other compensation was received by any principal underwriter who is not an affiliated person of the Registrant or an affiliated person of such affiliated person, directly or indirectly, from the Registrant during the Registrant’s last fiscal year.

Item 33.	Location of Accounts and Records

Persons maintaining physical possession of accounts, books and other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the Rules promulgated thereunder include:

Secretary of the Trust:

Jennifer Fromm, Esq.

One Financial Plaza

Hartford, CT 06103

Investment Adviser:

Virtus Investment Advisers, Inc.

One Financial Plaza

Hartford, CT 06103

Subadviser for Virtus Duff & Phelps Real Estate Securities Series:

Duff & Phelps Investment Management Co.

200 South Wacker Drive, Suite 500

Chicago, IL 60606

Subadviser to Virtus KAR Capital Growth Series, Virtus KAR Equity Income Series, Virtus KAR Small-Cap Growth Series, Virtus KAR Small-Cap Value Series and Virtus Strategic Allocation Series:

Kayne Anderson Rudnick Investment Management, LLC

1800 Avenue of the Stars

Second Floor

Los Angeles, CA 90067

Subadviser to Virtus Newfleet Multi-Sector Intermediate Bond Series and Virtus Strategic Allocation Series:

Newfleet Asset Management, LLC

One Financial Plaza

Hartford, CT 06103

Subadviser to Virtus SGA International Growth Series:

Sustainable Growth Advisers

301 Tresser Blvd. Suite 1310

Stamford, CT 06901

Principal Underwriter:

VP Distributors, LLC

One Financial Plaza

Hartford, CT 06103

Custodian:

The Bank of New York Mellon

240 Greenwich Street

New York, NY 10286

Administrator:

Virtus Fund Services, LLC

One Financial Plaza

Hartford, CT 06103

Transfer Agent, Fund Accountant, Subadministrator and Dividend Dispersing Agent:

BNY Mellon Investment Servicing (US) Inc.

301 Bellevue Parkway

Wilmington, DE 19809

Item 34.	Management Services

None.

Item 35.	Undertakings

Not applicable.

Exhibit Index

Exhibit	Description
d.1.e	Fifth Amendment to Investment Advisory Agreement
d.7	Subadvisory Agreement
h.4	Amended and Restated Expense Limitation Agreement
i.2	Consent of Sullivan & Worcester LLP
j.1	Consent of PricewaterhouseCoopers LLP

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness for this registration statement under Rule 485(b) of the Securities Act and has duly caused this amendment to the registration statement to be signed on its behalf by the undersigned, duly authorized, in the City of Hartford and the State of Connecticut on the 31st day of August, 2020.

VIRTUS VARIABLE INSURANCE TRUST

By:	/s/ George R. Aylward
George R. Aylward
President

Pursuant to the requirements of the Securities Act of 1933, as amended, this amendment to the registration statement has been signed below by the following persons in the capacities indicated on the 31st day of August, 2020.

Signature	Title

/s/ George R. Aylward	Trustee and President
George R. Aylward	(principal executive officer)

/s/ W. Patrick Bradley	Chief Financial Officer and Treasurer
W. Patrick Bradley	(principal financial and accounting officer)

*
Thomas J. Brown	Trustee

*
Donald C. Burke	Trustee

*
Sidney E. Harris	Trustee

*
John R. Mallin	Trustee

*
Hassell H. McClellan	Trustee

*
Connie D. McDaniel	Trustee

*
Philip R. McLoughlin	Trustee and Chairman

*
Geraldine M. McNamara	Trustee

*
James M. Oates	Trustee

*
Richard E. Segerson	Trustee

*
R. Keith Walton	Trustee

*
Brian T. Zino	Trustee

*By:	/s/ George R. Aylward
*George R. Aylward, Attorney-in-Fact, pursuant to a power of attorney